FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Interest Bearing Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest bearing liabilities
Financial liabilities		$ (2,535)
Deferred acquisition consideration	$ 127	160	$ 120
Interest payable on deferred acquisition consideration	$ 0	$ 0	$ 0
US Dollar | Weighted average
Interest bearing liabilities
Interest rate	3.40%	3.40%
Floating rate | Weighted average
Interest bearing liabilities
Interest rate	4.00%	3.00%
Fixed rate | US Dollar | Weighted average
Interest bearing liabilities
Time for which rate is fixed	4 years 9 months 18 days	5 years 9 months 18 days
Gross borrowings
Interest bearing liabilities
Financial liabilities	$ (1,465)	$ (1,450)
Gross borrowings | US Dollar
Interest bearing liabilities
Financial liabilities	(1,142)	(1,428)
Gross borrowings | Other
Interest bearing liabilities
Financial liabilities	(323)	(22)
Currency swaps
Interest bearing liabilities
Financial liabilities	(254)	(386)
Currency swaps | US Dollar
Interest bearing liabilities
Financial liabilities	(193)	(291)
Currency swaps | Other
Interest bearing liabilities
Financial liabilities	(61)	(95)
Interest swaps
Interest bearing liabilities
Financial liabilities	(3)	(2)
Interest swaps | US Dollar
Interest bearing liabilities
Financial liabilities	(3)	(2)
Total liabilities
Interest bearing liabilities
Financial liabilities	(1,722)	(1,838)
Total liabilities | US Dollar
Interest bearing liabilities
Financial liabilities	(1,338)	(1,721)
Total liabilities | Other
Interest bearing liabilities
Financial liabilities	(384)	(117)
Total liabilities | Floating rate
Interest bearing liabilities
Financial liabilities	(867)	(983)
Total liabilities | Floating rate | US Dollar
Interest bearing liabilities
Financial liabilities	(483)	(866)
Total liabilities | Floating rate | Other
Interest bearing liabilities
Financial liabilities	(384)	(117)
Total liabilities | Fixed rate
Interest bearing liabilities
Financial liabilities	(855)	(855)
Total liabilities | Fixed rate | US Dollar
Interest bearing liabilities
Financial liabilities	$ (855)	$ (855)